Convertible Notes Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015	Jan. 31, 2014
Less: current portion of convertible notes payable		$ 6,317
Convertible notes payable, net of discount	$ 6,682	45,976	$ 177,886
10% Convertible Note Due July 31, 2015 [Member]
Total convertible notes payable		$ 6,317
Debt instrument, issuance date	Jul. 31, 2013	Jul. 31, 2013
Debt instrument, conversion price (in dollars per shares)	$ 0.05	$ 0.05
10% Convertible Note Due October 31, 2015 [Member]
Total convertible notes payable
Debt instrument, issuance date	Oct. 31, 2013	Oct. 31, 2013
Debt instrument, conversion price (in dollars per shares)	$ 0.05	$ 0.05
10% Convertible Note Due April 30, 2016 [Member]
Total convertible notes payable		$ 77,076
Debt instrument, issuance date	Apr. 30, 2014	Apr. 30, 2014
Debt instrument, conversion price (in dollars per shares)	$ 0.05	$ 0.05
10% Convertible Note Due October 31, 2016 [Member]
Total convertible notes payable		$ 223,506
Debt instrument, issuance date	Oct. 31, 2014	Oct. 31, 2014
Debt instrument, conversion price (in dollars per shares)	$ 0.05	$ 0.05
10% Convertible Note Due January 31, 2017 [Member]
Total convertible notes payable		$ 97,040
Debt instrument, issuance date	Jan. 31, 2015	Jan. 31, 2015
Debt instrument, conversion price (in dollars per shares)	$ 0.02	$ 0.02
10% Convertible Note Due April 30, 2017 [Member]
Total convertible notes payable	$ 73,654
Debt instrument, issuance date	Apr. 30, 2015	Apr. 30, 2015
Debt instrument, conversion price (in dollars per shares)	$ 0.02	$ 0.02
10% Convertible Note Due July 31, 2017 [Member]
Total convertible notes payable	$ 73,940
Debt instrument, issuance date	Jul. 31, 2015	Jul. 31, 2015
Debt instrument, conversion price (in dollars per shares)	$ 0.01	$ 0.01
10% Convertible Note Due October 31, 2018 [Member]
Total convertible notes payable	$ 260,089
Debt instrument, issuance date	Oct. 31, 2015	Oct. 31, 2015
Debt instrument, conversion price (in dollars per shares)	$ 0.50	$ 0.50
Convertible Notes Payable [Member]
Total convertible notes payable	$ 407,683	$ 403,939
Less: current portion of convertible notes payable		(6,317)
Less: discount on noncurrent convertible notes payable	$ (401,001)	(351,646)
Convertible notes payable, net of discount	$ 6,682	$ 45,976